Shareholder Report, Holdings (Details)	Sep. 30, 2024
Ambrus Core Bond Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Ambrus Core Bond Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Ambrus Core Bond Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Ambrus Core Bond Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ambrus Core Bond Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ambrus Core Bond Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ambrus Core Bond Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ambrus Core Bond Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ambrus Core Bond Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Ambrus Core Bond Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ambrus Core Bond Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ambrus Core Bond Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Ambrus Core Bond Fund - Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Ambrus Core Bond Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Ambrus Core Bond Fund - Institutional Class | Preferreds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ambrus Core Bond Fund - Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ambrus Core Bond Fund - Institutional Class | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Ambrus Core Bond Fund - Institutional Class | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Ambrus Core Bond Fund - Institutional Class | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Ambrus Tax-ConsciousNational Bond Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	80.00%
Ambrus Tax-ConsciousNational Bond Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	64.30%
Ambrus Tax-ConsciousNational Bond Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ambrus Tax-ConsciousNational Bond Fund - Institutional Class | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ambrus Tax-ConsciousNational Bond Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ambrus Tax-ConsciousNational Bond Fund - Institutional Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Ambrus Tax-ConsciousNational Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	2.00%